SHARE CAPITAL AND RESERVES (Details 6) - Agents' warrants	12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Nov. 30, 2018 USD ($) Share	Nov. 30, 2017 CAD ($) Share	Nov. 30, 2016 Share	Nov. 30, 2015 Share
Disclosure of classes of share capital [line items]
Number of Warrants	10,737	10,737	4,574	4,574	4,574
Exercise Price | $	$ 4.28		$ 1.25
1.25
Disclosure of classes of share capital [line items]
Number of Warrants	2,737	2,737
Exercise Price | $	$ 1.25
Expiry Date	Aug. 18, 2019
?5.32 (US$4.00)
Disclosure of classes of share capital [line items]
Number of Warrants	8,000	8,000
Exercise Price	$ 5.32	$ 4.00
Expiry Date	Oct. 15, 2020